Research and Development Costs (Tables)	6 Months Ended
Jan. 31, 2022
Research And Development Costs
Schedule of Research and Development Costs

	Three month period ended January 31,		Six month period ended January 31,
	2022	2021 Restated (Note 2)	2022	2021 Restated (Note 2)

Clinical Trials and Investigational drug costs	$1,022,705	$40,933	$1,497,780	$120,589
Wages and Salaries	524,108	116,632	809,648	178,855
Laboratory Rent	25,800	7,710	55,954	13,493
Licensing	-	-	23,582	-
Supplies	20,762	-	80,391	-
Insurance product	-	317	1,656	1,718
Patents	5,351	-	5,351	-
Share-based compensation	134,829	-	134,829	-
	$1,733,555	$165,592	$2,609,191	$314,655